Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 78.82%
Basic materials: 2.75%
Chemicals: 1.40%
Chemours Co.	5.38%	5-15-2027	$200,000	$184,144
Mining: 1.35%
Novelis Corp.144A	4.75	1-30-2030	200,000	177,499
Communications: 14.64%
Advertising: 2.61%
Lamar Media Corp.	3.75	2-15-2028	200,000	180,004
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	200,000	163,246
				343,250
Media: 8.97%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	6-1-2033	80,000	61,069
CSC Holdings LLC144A	5.50	4-15-2027	200,000	163,222
CSC Holdings LLC144A	5.75	1-15-2030	200,000	88,086
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	190,000	167,355
DISH DBS Corp.	5.13	6-1-2029	370,000	167,806
DISH DBS Corp.	5.88	11-15-2024	240,000	205,559
Gray Television, Inc.144A	4.75	10-15-2030	205,000	132,871
Univision Communications, Inc.144A	5.13	2-15-2025	200,000	193,096
				1,179,064
Telecommunications: 3.06%
Frontier Communications Holdings LLC144A	5.00	5-1-2028	200,000	167,509
Level 3 Financing, Inc.144A	3.75	7-15-2029	200,000	108,314
Level 3 Financing, Inc.144A	10.50	5-15-2030	132,000	125,431
				401,254
Consumer, cyclical: 18.39%
Airlines: 2.86%
Delta Air Lines, Inc.	3.75	10-28-2029	210,000	187,073
United Airlines, Inc.144A	4.38	4-15-2026	200,000	189,221
				376,294
Auto manufacturers: 2.93%
Allison Transmission, Inc.144A	5.88	6-1-2029	200,000	192,868
Ford Motor Co.	4.75	1-15-2043	260,000	192,110
				384,978
Auto parts & equipment: 4.20%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	200,000	189,318
Dana, Inc.	5.63	6-15-2028	200,000	183,103
Goodyear Tire & Rubber Co.	5.25	4-30-2031	204,999	180,125
				552,546
See accompanying notes to portfolio of investments
Allspring High Yield Corporate Bond Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Distribution/wholesale: 2.96%
American Builders & Contractors Supply Co., Inc.144A	4.00%	1-15-2028	$200,000	$182,424
Openlane, Inc.144A	5.13	6-1-2025	200,000	198,082
Wesco Aircraft Holdings, Inc.144A†	8.50	11-15-2024	195,000	8,775
				389,281
Leisure time: 1.53%
NCL Corp. Ltd.144A	3.63	12-15-2024	210,000	200,754
Lodging: 2.52%
Hilton Domestic Operating Co., Inc.	4.88	1-15-2030	200,000	185,937
MGM Resorts International	4.63	9-1-2026	154,000	145,550
				331,487
Retail: 1.39%
Ferrellgas LP/Ferrellgas Finance Corp.144A	5.38	4-1-2026	200,000	181,920
Consumer, non-cyclical: 12.81%
Commercial services: 2.74%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	210,000	197,246
Block, Inc.	3.50	6-1-2031	200,000	163,357
				360,603
Food: 1.46%
Performance Food Group, Inc.144A	5.50	10-15-2027	200,000	192,301
Healthcare-products: 1.41%
Avantor Funding, Inc.144A	4.63	7-15-2028	200,000	184,994
Healthcare-services: 5.78%
CHS/Community Health Systems, Inc.144A	4.75	2-15-2031	210,000	150,891
DaVita, Inc.144A	4.63	6-1-2030	250,000	214,111
Encompass Health Corp.	4.63	4-1-2031	220,000	192,118
Tenet Healthcare Corp.	4.88	1-1-2026	210,000	203,137
				760,257
Pharmaceuticals: 1.42%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.144A†	6.00	6-30-2028	145,000	7,975
Organon & Co./Organon Foreign Debt Co.-Issuer BV144A	4.13	4-30-2028	200,000	178,048
				186,023
Energy: 11.46%
Oil & gas: 5.79%
Moss Creek Resources Holdings, Inc.144A	10.50	5-15-2027	200,000	192,750
Occidental Petroleum Corp.	7.88	9-15-2031	90,000	99,558
Range Resources Corp.	4.88	5-15-2025	100,000	98,028
SM Energy Co.	6.75	9-15-2026	200,000	193,099
Sunoco LP/Sunoco Finance Corp.	4.50	5-15-2029	200,000	178,038
				761,473
See accompanying notes to portfolio of investments
2 | Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 1.45%
USA Compression Partners LP/USA Compression Finance Corp.	6.88%	4-1-2026	$200,000	$190,208
Pipelines: 4.22%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	200,000	190,749
Buckeye Partners LP144A	4.50	3-1-2028	200,000	175,969
EQM Midstream Partners LP	5.50	7-15-2028	200,000	187,475
				554,193
Financial: 10.30%
Diversified financial services: 2.57%
Navient Corp.	5.50	3-15-2029	200,000	165,500
OneMain Finance Corp.	5.38	11-15-2029	210,000	171,658
				337,158
Insurance: 2.94%
Acrisure LLC/Acrisure Finance, Inc.144A	7.00	11-15-2025	200,000	189,505
HUB International Ltd.144A	7.00	5-1-2026	200,000	196,999
				386,504
Investment Companies: 1.14%
Compass Group Diversified Holdings LLC144A	5.25	4-15-2029	170,000	150,130
Real estate: 1.24%
Howard Hughes Corp.144A	4.13	2-1-2029	200,000	163,544
REITS: 2.41%
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10-15-2027	200,000	164,257
Service Properties Trust	4.38	2-15-2030	210,000	152,431
				316,688
Industrial: 4.48%
Aerospace/defense: 3.18%
TransDigm, Inc.	6.38	6-15-2026	200,000	197,566
Triumph Group, Inc.	7.75	8-15-2025	230,000	220,183
				417,749
Electrical components & equipment: 1.30%
Energizer Holdings, Inc.144A	4.38	3-31-2029	200,000	171,250
Technology: 2.82%
Computers: 1.30%
Seagate HDD Cayman	4.13	1-15-2031	210,000	171,146
Software: 1.52%
Cloud Software Group, Inc.	9.00	9-30-2029	235,000	199,750
See accompanying notes to portfolio of investments
Allspring High Yield Corporate Bond Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 1.17%
Electric: 1.17%
Calpine Corp.144A	5.00%	2-1-2031	$190,000	$153,330
Total corporate bonds and notes (Cost $11,947,710)				10,359,772
Yankee corporate bonds and notes: 16.18%
Communications: 6.39%
Media: 2.73%
Videotron Ltd.144A	5.13	4-15-2027	200,000	192,924
Ziggo BV144A	4.88	1-15-2030	200,000	166,437
				359,361
Telecommunications: 3.66%
Altice France Holding SA144A	6.00	2-15-2028	210,000	103,947
VEON Holdings BV144A	4.00	4-9-2025	210,000	174,300
Vodafone Group PLC (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.87%)±	7.00	4-4-2079	200,000	202,360
				480,607
Consumer, cyclical: 6.90%
Leisure time: 2.71%
Carnival Corp.144A	5.75	3-1-2027	195,000	166,927
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	205,000	188,327
				355,254
Lodging: 1.49%
MGM China Holdings Ltd.144A	5.38	5-15-2024	200,000	196,190
Retail: 2.70%
1011778 BC ULC/New Red Finance, Inc.144A	3.88	1-15-2028	200,000	183,410
1011778 BC ULC/New Red Finance, Inc.144A	4.00	10-15-2030	200,000	171,695
				355,105
Industrial: 1.53%
Aerospace/defense: 1.53%
Bombardier, Inc.144A	7.13	6-15-2026	205,000	201,037
Utilities: 1.36%
Electric: 1.36%
Atlantica Sustainable Infrastructure PLC144A	4.13	6-15-2028	200,000	178,936
Total yankee corporate bonds and notes (Cost $2,423,539)				2,126,490
See accompanying notes to portfolio of investments
4 | Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.58%
Investment companies: 3.58%
Allspring Government Money Market Fund Select Class♠∞		5.01%	471,289	$471,289
Total short-term investments (Cost $471,289)				471,289
Total investments in securities (Cost $14,842,538)	98.58%			12,957,551
Other assets and liabilities, net	1.42			186,056
Total net assets	100.00%			$13,143,607

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$87,750	$1,192,823	$(809,284)	$0	$0	$471,289	471,289	$2,615
See accompanying notes to portfolio of investments
Allspring High Yield Corporate Bond Portfolio | 5

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$10,359,772	$0	$10,359,772
Yankee corporate bonds and notes	0	2,126,490	0	2,126,490
Short-term investments
Investment companies	471,289	0	0	471,289
Total assets	$471,289	$12,486,262	$0	$12,957,551
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
6 | Allspring High Yield Corporate Bond Portfolio